Offerings - Offering: 1	Jun. 10, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 137,088,500
Amount of Registration Fee	$ 20,234.26
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, as amended.